Earnings Per Ordinary Share	12 Months Ended
Dec. 31, 2023
Earnings Per Ordinary Share [Abstract]
EARNINGS PER ORDINARY SHARE
18	EARNINGS PER ORDINARY SHARE

	Years Ended December 31,
	2021	2022	2023
Numerator
Net income from continuing operations attributable to First High-school Education Group Co., Ltd.	57,520	44,656	(46,105)
Net income (loss) from discontinued operations attributable to First High-school Education Group Co., Ltd.	(4,827)	(7,331)	(26,084)
Denominator
Weighted average number of ordinary shares – basic and diluted
Basic	83,925,002	86,838,700	86,838,700
Diluted	85,775,002	92,388,700	92,388,700
Basic earnings per share from continued operation	0.69	0.55	(0.53)
Basic earnings (loss) per share from discontinued operation	(0.06)	(0.08)	(0.30)
Diluted earnings per share from continued operation	0.67	0.52	(0.50)
Diluted earnings (loss) per share from discontinued operation	(0.06)	(0.08)	(0.28)